Property and equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property and equipment
13. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Land and premises	Rs.	73,661.4	Rs.	77,726.9	US$	828.4
Software and systems		91,890.4		110,626.3		1,179.0
Equipment and furniture		192,333.9		202,620.3		2,159.4

Property and equipment, at cost		357,885.7		390,973.5		4,166.8
Less: Accumulated depreciation		185,447.8		212,045.4		2,259.9

Property and equipment, net	Rs.	172,437.9	Rs.	178,928.1	US$	1,906.9

Depreciation and amortization charged for the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026 was Rs. 31,147.3 million, Rs. 37,784.1 million and Rs. 41,150.7 million (US$ 438.6 million), respectively.